Trading assets and liabilities	6 Months Ended
Jun. 30, 2019
Trading assets and liabilities
15 Trading assets and liabilities
end of	2Q19	1Q19	4Q18
Trading assets (CHF million)
Debt securities	64,468	62,272	63,567
Equity securities	56,317	58,845	46,463
Derivative instruments [1]	19,561	18,353	18,312
Other	5,267	5,452	5,293
Trading assets	145,613	144,922	133,635
Trading liabilities (CHF million)
Short positions	28,521	25,195	26,946
Derivative instruments [1]	14,835	14,341	15,223
Trading liabilities	43,356	39,536	42,169
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q19	1Q19	4Q18
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	19,550	18,520	20,216
Cash collateral received	16,052	14,098	13,213
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	5,692	5,358	7,057
Cash collateral received	7,048	6,867	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	6M19	2018
Trading assets (CHF million)
Debt securities	64,555	63,648	[1]
Equity securities	56,376	46,517
Derivative instruments [2]	19,561	18,402
Other	5,266	5,292
Trading assets	145,758	133,859	[1]
Trading liabilities (CHF million)
Short positions	28,535	26,948
Derivative instruments [2]	14,835	15,223
Trading liabilities	43,370	42,171
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M19	2018
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	19,597	20,333
Cash collateral received	16,052	13,213
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	5,693	7,057
Cash collateral received	7,048	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.